UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Courtland Industrial Development Board, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	$1,000	$1,022,810
Selma Industrial Development Board, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	545	574,610
		1,597,420
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	1,000	1,134,110
Northern Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/46	690	522,371
		1,656,481
Arizona — 1.5%
Arizona State Board of Regents, Refunding RB, Arizona State University System, Series A:
5.00%, 7/01/28	1,375	1,594,821
5.00%, 6/01/42	1,500	1,666,860
		3,261,681
California — 10.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,120,230
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 11/15/40	340	364,790
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	819,219
Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,928,318
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,375	1,466,891
City of San Jose California Airport, Refunding RB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,646,100
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	4,230	4,429,656
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A- 1, 5.25%, 7/01/38	3,600	4,096,944
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,452,358
State of California, GO, Various Purpose, 6.00%, 3/01/33	2,535	3,015,661
		22,340,167

Municipal Bonds	Par (000)	Value
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	$2,440	$2,642,081
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	2,000	2,333,440
Florida — 7.7%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	2,700	2,831,031
County of Escambia Florida, Refunding RB, International Paper Corp. Projects, Series B, AMT, 5.00%, 8/01/26	600	600,060
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,140,960
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (NPFGC), 6.00%, 10/01/29	3,275	3,297,303
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	2,500	2,476,125
Series B, 7.13%, 4/01/30	2,290	2,266,756
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	720	801,252
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,610	1,772,578
		16,186,065
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,042,879
Illinois — 13.3%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	1,815	2,051,549
5.00%, 12/01/41	1,695	1,823,210
Chicago O’Hare International Airport, RB, General, Third Lien, Series C, 6.50%, 1/01/41	6,065	7,274,422
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,050	1,151,745
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	765	851,399
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	615	685,018
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,400,160

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	$1,200	$1,300,380
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,795,024
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,565,595
6.00%, 6/01/28	390	442,556
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,700	1,870,340
		28,211,398
Indiana — 4.2%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,183,750
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,360	3,799,824
		8,983,574
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	3,250	3,735,583
Kentucky — 4.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,300	1,487,317
Louisville & Jefferson County Metropolitan Government, RB, Series A, 5.75%, 12/01/34	3,200	3,701,344
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (a)	2,955	3,756,101
		8,944,762
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A- 1, 6.50%, 11/01/35	1,420	1,593,765
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,977,300
Massachusetts — 4.2%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	660	745,879
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	3,000	3,143,340

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	$2,040	$2,146,060
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,630	1,719,242
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	1,000	1,112,760
		8,867,281
Michigan — 2.8%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	1,805	2,085,984
Michigan State Building Authority, Refunding RB, Series I, 6.00%, 10/15/38	1,250	1,421,487
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,970	2,505,210
		6,012,681
Nevada — 4.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,301,469
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	6,055	6,761,255
		10,062,724
New Jersey — 3.1%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, 5.70%, 10/01/39	2,250	2,470,972
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	3,043,640
Series B, 5.25%, 6/15/36	1,000	1,117,420
		6,632,032
New York — 3.5%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,500	2,746,900
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,335,996
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	3,030	3,423,779
		7,506,675
Pennsylvania — 4.5%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,242,678

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	$3,455	$3,899,624
6.00%, 12/01/41	3,000	3,331,050
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children’s Hospital of Philadelphia, Series D, 5.00%, 7/01/32	1,030	1,147,678
		9,621,030
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	1,000	1,128,120
Texas — 9.8%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/31	1,000	1,100,910
6.00%, 1/01/41	2,600	2,869,360
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,188,566
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	1,320	1,488,128
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	800	954,816
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A, 5.00%, 2/15/45	1,500	1,681,125
North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1, System, First Tier (AGC), 5.75%, 1/01/38	1,000	1,115,740
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,360,531
Texas Private Activity Bond Surface Transportation Corp., RB, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,949,713
University of Texas, Refunding RB, Financing System Series B, 5.00%, 8/15/43	2,680	3,062,115
		20,771,004
Virginia — 2.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,700	1,989,986

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$2,440	$2,650,718
		4,640,704
Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	2,745	3,104,677
Wisconsin — 2.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health, Series D, 5.00%, 11/15/41 (b)	1,840	1,995,369
Froedtert & Community Health, 5.25%, 4/01/39	3,290	3,575,671
		5,571,040
Total Municipal Bonds – 89.5%		189,424,564

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 20.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,680	3,004,945
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	4,200	4,765,194
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,514,500
Los Angeles Community College District California, GO:
Series A, 6.00%, 8/01/33	7,697	9,103,028
Series C, 5.25%, 8/01/39	5,250	5,980,012
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	869,261
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	8,412	9,631,868
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,480,900
		43,349,708
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,149	2,405,430
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,805	3,424,316

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	$3,507	$3,940,031
		7,364,347
Florida — 2.6%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,091,252
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,395	1,485,814
		5,577,066
Illinois — 3.9%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	6,419,837
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,750	1,909,366
		8,329,203
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Sales Tax, Senior Series B, 5.00%, 10/15/41	2,950	3,306,183
Nevada — 9.2%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	6,137,350
Series B, 5.50%, 7/01/29	5,668	6,540,710
Las Vegas Valley Water District, GO, Refunding, 5.00%, 6/01/28	6,070	6,793,301
		19,471,361
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,159	2,481,495
New Jersey — 3.3%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,421,902
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	4,000	4,431,400
		6,853,302
New York — 12.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,290	1,455,727
New York City Municipal Water Finance Authority, RB, Second General Resolution, Fiscal Year 2012, Series BB, 5.25%, 6/15/44	4,408	4,972,334
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	2,504	2,861,819

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB, 5.00%, 2/01/42	$1,720	$1,910,108
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,365	4,904,732
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,560	2,905,882
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	5,700	6,315,600
		25,326,202
Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,120	3,380,333
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,750	1,914,850
South Carolina — 1.7%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	3,240	3,648,985
Texas — 8.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	3,989	4,576,022
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,029,154
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	3,480	4,042,090
Waco Educational Finance Corporation, Refunding RB, Baylor University, 5.00%, 3/01/43	3,000	3,332,040
		17,979,306
Utah — 1.0%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,995	2,137,696
Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,953,929
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 73.5%		155,479,396
Total Long-Term Investments (Cost – $312,906,493) – 163.0%		344,903,960

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.09% (d)(e)	2,565,642	$2,565,642
Total Short-Term Securities (Cost – $2,565,642) – 1.2%		2,565,642
Total Investments (Cost - $315,472,135*) – 164.2%		347,469,602
Other Assets Less Liabilities – 0.8%		1,707,720
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (36.9)%		(78,149,878)
VRDP Shares, at Liquidation Value – (28.1)%		(59,400,000)
Net Assets Applicable to Common Shares– 100.0%		$211,627,444

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$238,166,284
Gross unrealized appreciation	$32,029,924
Gross unrealized depreciation	(843,522)
Net unrealized appreciation	$31,186,402

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$1,995,369	$18,510

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

FFI Institutional Tax-Exempt Fund	2,085,565	480,077	2,565,642	$674

(e)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
213	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$28,175,906	$(316,577)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$344,903,960	—	$344,903,960
Short-Term Securities	$2,565,642	—	—	2,565,642
Total	$2,565,642	$344,903,960	—	$347,469,602

1 See above Schedule of Investments for values in each state or political subdivison.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(316,577)	—	—	$(316,577)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/deprecation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$282,000	—	—	$282,000
Liabilities:
Bank Overdraft	(4,950)	—	—	(4,950)
TOB trust certificates	—	$(78,116,916)	—	(78,116,916)
VRDP Shares	—	(59,400,000)	—	(59,400,000)
Total	$277,050	$(137,516,916)	—	$(137,239,866)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2012